Debt (Tables)	12 Months Ended
Jun. 30, 2013
Long-term Debt

The components of our long-term debt, including the current portion, and the associated interest rates were as follows as of June 30, 2013 and 2012:

Due Date	Face Value June 30, 2013	Face Value June 30, 2012	Stated Interest Rate	Effective Interest Rate

	(In millions)

Notes

September 27, 2013	$1,000	$1,000	0.875%	1.000%
June 1, 2014	2,000	2,000	2.950%	3.049%
September 25, 2015	1,750	1,750	1.625%	1.795%
February 8, 2016	750	750	2.500%	2.642%
November 15, 2017 (a)	600	*	0.875%	1.084%
May 1, 2018 (b)	450	*	1.000%	1.106%
June 1, 2019	1,000	1,000	4.200%	4.379%
October 1, 2020	1,000	1,000	3.000%	3.137%
February 8, 2021	500	500	4.000%	4.082%
November 15, 2022 (a)	750	*	2.125%	2.239%
May 1, 2023 (b)	1,000	*	2.375%	2.465%
May 2, 2033 (c)	715	*	2.625%	2.690%
June 1, 2039	750	750	5.200%	5.240%
October 1, 2040	1,000	1,000	4.500%	4.567%
February 8, 2041	1,000	1,000	5.300%	5.361%
November 15, 2042 (a)	900	*	3.500%	3.571%
May 1, 2043 (b)	500	*	3.750%	3.829%

Total	15,665	10,750

Convertible Debt

June 15, 2013	0	1,250	0.000%	1.849%

Total	$15,665	$12,000

(a)	In November 2012, we issued $2.25 billion of debt securities.
(b)	In April 2013, we issued $1.95 billion of debt securities.
(c)	In April 2013, we issued €550 million of debt securities.
*	Not applicable.

Maturities of Long-term Debt

Maturities of our long-term debt for each of the next five years and thereafter are as follows:

(In millions)

Year Ending June 30,

2014	$3,000
2015	0
2016	2,500
2017	0
2018	1,050
Thereafter	9,115

Total	$15,665